Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 57,638	$ 57,084
Total Capital to Risk Weighted Assets, Actual (Ratio)	14.10%	14.80%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 32,814	$ 30,910
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 41,017	$ 38,637
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 45,646	$ 44,843
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	11.10%	11.60%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 24,610	$ 23,182
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 32,814	$ 30,910
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 34,997	$ 34,220
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	8.50%	8.90%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 18,458	$ 17,387
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 26,661	$ 25,114
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 45,646	$ 44,843
Tier 1 Capital to Average Assets, Actual (Ratio)	7.80%	8.40%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 23,271	$ 21,372
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 29,089	$ 26,715
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 56,211	$ 56,007
Total Capital to Risk Weighted Assets, Actual (Ratio)	13.80%	14.60%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 32,596	$ 30,691
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 40,746	$ 38,364
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 53,753	$ 53,300
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	13.20%	13.90%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 24,447	$ 23,018
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 32,596	$ 30,691
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 43,104	$ 42,677
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	10.60%	11.10%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 18,336	$ 17,264
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 26,485	$ 24,937
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 53,753	$ 53,300
Tier 1 Capital to Average Assets, Actual (Ratio)	9.30%	10.00%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 23,201	$ 21,312
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 29,001	$ 26,640
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%